Employees' Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (1,505,571)	¥ (1,534,885)
Other assets	997,989	863,852
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(887,816)	(965,068)
Other assets	57	46
Accumulated other comprehensive loss (income)	277,469	330,090
Net amount recognized	(610,290)	(634,932)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(617,755)	(569,817)
Accumulated other comprehensive loss (income)	181,536	178,539
Net amount recognized	¥ (436,219)	¥ (391,278)